COMMITMENTS AND CONTINGENCIES - Additional Information - 1 Capital Commitments, Lease Commitments and Other Arrangements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Capital commitments	$ 254,687
Advance payments for construction costs	26,544	$ 107,563
Rental expenses (including contingent fees)	39,667	32,829	$ 21,815
Minimum rental expenses	32,864	25,374	17,586
Contingent rental expenses	6,803	7,455	4,229
Contingent fees earned	$ 12,898	$ 17,497	$ 19,563
Lease expiry dates - as grantor	2025-10
Mocha Clubs [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	2033-07
City of Dreams Manila [Member]
Commitments And Contingencies [Line Items]
Lease expiry dates - as lessee	2033-07